BALANCE SHEET COMPONENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Balance Sheet Related Disclosures [Abstract]
BALANCE SHEET COMPONENTS
4.
BALANCE
SHEET COMPONENTS
Prepaid expenses and other current assets —
Prepaid expenses and other current assets consisted of the following as of March 31, 2026 and December 31, 2025:

(in thousands)	MARCH 31, 2026	DECEMBER 31, 2025
Research and development	$595	$3,372
Insurance	231	409
Other prepaids	135	219
Other current assets	5,734	2,517

	$6,695	$6,517

Other current assets consists of approximately $3.4 million of accounts receivable related to clinical development costs expected to be returned to the Company in the second quarter of 2026, approximately $2.2 million related to a contingent payment receivable tied to a Phase 1 clinical study milestone in connection with the JV Sale, approximately $0.1 million of interest income and other current assets.
Accrued Expenses —
Accrued expenses consisted of the following as of March 31, 2026 and December 31, 2025:

(in thousands)	MARCH 31, 2026	DECEMBER 31, 2025
Compensation and related expenses	$1,407	$2,334
Professional fees	1,396	1,039
Research and development	94	394
Other accrued expenses	204	24

	$3,101	$3,791

6. BALANCE SHEET COMPONENTS
Property and Equipment—
Property and equipment consisted of the following as of December 31, 2025 and 2024:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Computer and other equipment	$191	$191
Capitalized software	89	89
Furniture and fixtures	76	151
Leasehold improvements	147	338

Total property and equipment	503	769
Less: accumulated depreciation	(480)	(654)

Total property and equipment—net	$23	$115

Depreciation expense totaled $0.1 million for both years ended December 31, 2025 and 2024.

Prepaid Expenses and Other Assets—
Prepaid expenses and other assets consisted of the following as of December 31, 2025 and 2024:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Research and development	$3,372	$697
Insurance	409	424
Other prepaids	219	214
Other current assets	2,517	995

	$6,517	$2,330

Accrued Expenses—
Accrued expenses consisted of the following as of December 31, 2025 and 2024:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Research and development	$394	$1,197
Compensation and related expenses	2,334	3,095
Professional fees	1,039	510
Other	24	160

	$3,791	$4,962